Employee benefit plan	12 Months Ended
Dec. 31, 2021
Retirement Benefits [Abstract]
Employee benefit plan	Employee benefit planThe Company maintains a retirement plan, which is qualified under section 401(k) of the Internal Revenue Code for its U.S. employees. The plan allows eligible employees to defer, at the employee’s discretion, pretax compensation up to the IRS annual limits. The Company matched contributions up to 50% of the first 4% of the eligible employee’s compensation or the maximum amount permitted by law. Total expense for contributions made to U.S. employees was $45,715 for the year ended December 31, 2021 (December 31, 2020 - $2,787).